Related party transactions (Tables)	12 Months Ended
Mar. 31, 2020
Related party transactions
Schedule of related party transactions

		Year ended March 31,
	Note	2018	2019	2020	2020
		RMB	RMB	RMB	US$

Purchase of raw materials	(i)	18,759	—	—	—
Purchase of raw materials and machineries	(ii)	19,419	—	—	—
Consultancy expenses	(iii)	4,481	—	—	—
Interest expenses	14	2,567	—	—	—

Notes:

(i)

During the period from April 1, 2017 to January 31, 2018, the Group purchased raw materials from China Bright Group Co. Limited (“China Bright”), a subsidiary of GMHL, of RMB18,759. Since February 1, 2018, China Bright was no longer a related party of the Group.

(ii)

During the period from April 1, 2017 to January 31, 2018, the Group purchased raw materials and machineries from Beijing Jingjing Medical Equipment Co., Ltd. ("Beijing Jingjing"), a subsidiary of GMHL, of RMB19,419. Since February 1, 2018, Beijing Jingjing was no longer a related party of the Group.

(iii)

During the period from April 1, 2017 to January 31, 2018, consultancy services were provided by Golden Meditech (S) Pte Ltd. (“GM(S)”), a subsidiary of GMHL, to the Group for an amount of RMB4,481. Since February 1, 2018, GM(S) was no longer a related party of the Group.